Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets.
Schedule of intangibles

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$’m	$’m	$’m	$’m	$’m
Cost
At January 1, 2022	1,010	1,400	42	31	2,483
Additions	—	—	10	1	11
Acquisition	(1)	2	—	—	1
Transfers	—	—	(5)	5	—
Exchange	(33)	(64)	(2)	(1)	(100)
At December 31, 2022	976	1,338	45	36	2,395
Amortization
At January 1, 2022		(764)	(37)	(20)	(821)
Charge for the year		(133)	(1)	(4)	(138)
Exchange		35	1	1	37
At December 31, 2022		(862)	(37)	(23)	(922)
Net book value
At December 31, 2022	976	476	8	13	1,473

Cost
At January 1, 2023	976	1,338	45	36	2,395
Additions	—	—	12	3	15
Acquisition	4	—	2	—	6
Transfers	—	—	(10)	10	—
Exchange	19	35	1	2	57
At December 31, 2023	999	1,373	50	51	2,473
Amortization
At January 1, 2023		(862)	(37)	(23)	(922)
Charge for the year		(134)	(2)	(7)	(143)
Exchange		(25)	(1)	—	(26)
At December 31, 2023		(1,021)	(40)	(30)	(1,091)
Net book value
At December 31, 2023	999	352	10	21	1,382

Schedule of allocation of goodwill

	At December 31,
	2023	2022
	$’m	$’m
Europe	560	537
Americas	439	439
Total goodwill	999	976